Transactions with Related Parties - Paragon & Granitis (Details) (USD $)	10 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Amendment fee	$ 65,000
Office rent		24,924	21,268	12,577
Paragon Shipping Inc
Related Party Transaction [Line Items]
Ownership percentage by Paragon Shipping	13.60%	11.00%	13.60%
Interest expense - related party			439,326	675,856
Granitis Glyfada Real Estate Ltd. - Leasing
Related Party Transaction [Line Items]
Office rent		24,924	21,268	12,577
Future rent commitment		$ 9,440